Share-Based Compensation (Details Textual) ₪ / shares in Units, ₪ in Thousands			1 Months Ended						12 Months Ended
	Jul. 23, 2017 shares	Feb. 28, 2016 $ / shares	Dec. 02, 2018 $ / shares shares	Nov. 26, 2018 shares	May 17, 2018 shares	Mar. 28, 2017 shares	Feb. 28, 2017 shares	Nov. 23, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪) shares
Share-Based Compensation (Textual)
Options pooled					17,100,000
Fair value of the options, grants | ₪									₪ 11,688	₪ 11,688
Warrant exercise price | $ / shares		$ 2.1
Chief Executive Officer And Chief Financial Officer [Member]
Share-Based Compensation (Textual)
Options exercisable						500,000		2,658,246
Exercisable ordinary shares						500,000
Number of options granted								2,658,246
Total benefit received from grant | ₪								₪ 3,033
Warrant exercise price | ₪ / shares								₪ 1.286
Chief Executive Officer And Chief Financial Officer [Member] | January Two Thousand Eighteen [Member]
Share-Based Compensation (Textual)
Options exercisable										310,180
Remaining options expired										297,420
Option expiration date										Feb. 28, 2018
Exercisable ordinary shares										310,180
Board Of Directors [Member]
Share-Based Compensation (Textual)
Options pooled					4,392,029
Consultant [Member]
Share-Based Compensation (Textual)
Shares issued	7,515		2,100	9,000			15,000
Number of warrants issued			4,500
Warrant exercise price | $ / shares			$ 4.803
Consultant [Member] | Tranche Two [Member]
Share-Based Compensation (Textual)
Shares issued							5,000
Consultant [Member] | Tranche One [Member]
Share-Based Compensation (Textual)
Shares issued							5,000
Consultant [Member] | Tranche Three [Member]
Share-Based Compensation (Textual)
Shares issued							5,000